COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITY OF LEASE LIABILITIES
Maturity of Lease Liabilities at September 30, 2023	Amount
2023	$17,516
2024	71,716
2025	67,589
Total lease payments	156,821
Less: Imputed interest	(13,397)
Present value of lease liabilities	$143,424

Maturity of Lease Liabilities at December 31, 2022	Amount
2023	69,515
2024	71,716
2025	67,589
Total lease payments	208,820
Less: Imputed interest	(23,415)
Present value of lease liabilities	$185,405